Offerings - Offering: 1	May 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.004 par value per share
Amount Registered | shares	8,550,000
Proposed Maximum Offering Price per Unit | $ / shares	32.35
Maximum Aggregate Offering Price	$ 276,592,500
Amount of Registration Fee	$ 38,197.43
Offering Note
(1)    In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations, other capital adjustments or similar transactions.
(2)    As described in the Explanatory Note in this Registration Statement, represents 8,550,000 shares available for issuance under the Plan.
(3)    Estimated in accordance with the provisions of Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and calculated based upon the average of the high and low prices of the Company’s Common Stock, as reported on The Nasdaq Stock Market LLC on May 15, 2026.